United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/2010

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     1/31/11
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total:106
Form 13F Information Table Entry Total:240,613
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     6361    73714 SH       Sole                                  73714
                                                                70      810 SH       Defined 01                              810
AFLAC Inc                      COM              001055102     5578    98843 SH       Sole                                  98843
AT&T Inc New                   COM              00206R102     3471   118130 SH       Sole                                 118130
                                                                47     1610 SH       Defined 01                             1610
Abbott Laboratories            COM              002824100      178     3708 SH       Sole                                   3708
                                                                46      960 SH       Defined 01                              960
Adobe Systems Inc              COM              00724F101     1886    61280 SH       Sole                                  61280
Alberto Culver Co New          COM              013068101      514    13884 SH       Sole                                  13884
American Express Company       COM              025816109     1364    31776 SH       Sole                                  31776
Apache Corp                    COM              037411105     1964    16473 SH       Sole                                  16473
Aqua America Inc               COM              03836w103      369    16406 SH       Sole                                  16406
Artesian Res Corp Cl A Class A COM              043113208     1410    74421 SH       Sole                                  74421
Auto Data Processing           COM              053015103     5741   124044 SH       Sole                                 124044
Berkshire Hathaway B New Class COM              084670207     2233    27875 SH       Sole                                  27875
Best Buy Inc                   COM              086516101     1256    36642 SH       Sole                                  36642
Boeing Co                      COM              097023105     5928    90830 SH       Sole                                  90830
                                                                10      150 SH       Defined 01                              150
Bristol-Myers Squibb Co        COM              110122108      402    15179 SH       Sole                                  15179
                                                                69     2620 SH       Defined 01                             2620
Church & Dwight Co Inc         COM              171340102      336     4875 SH       Sole                                   4875
Cisco Systems Inc              COM              17275R102      900    44509 SH       Sole                                  44509
Colgate-Palmolive Co           COM              194162103     3855    47968 SH       Sole                                  47968
ConocoPhillips                 COM              20825C104     1232    18088 SH       Sole                                  18088
                                                                58      850 SH       Defined 01                              850
Cooper Industries Plc F        COM              G24182100     4767    81775 SH       Sole                                  81775
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     4269    57435 SH       Sole                                  57435
                                                                62      840 SH       Defined 01                              840
Dow Chemical Company           COM              260543103      606    17745 SH       Sole                                  17745
Du Pont E I De Nemour&co       COM              263534109     6740   135116 SH       Sole                                 135116
                                                                 7      150 SH       Defined 01                              150
E M C Corp Mass                COM              268648102     3126   136502 SH       Sole                                 136502
Exponent Inc                   COM              30214u102     1123    29918 SH       Sole                                  29918
Exxon Mobil Corporation        COM              30231g102     7526   102932 SH       Sole                                 102932
FMC Technologies Inc           COM              30249u101     3222    36242 SH       Sole                                  36242
Fedex Corporation              COM              31428X106     6523    70128 SH       Sole                                  70128
Fortune Brands Inc             COM              349631101     1840    30534 SH       Sole                                  30534
General Electric Company       COM              369604103     3954   216164 SH       Sole                                 216164
                                                                 6      350 SH       Defined 01                              350
Glaxosmithkline Plc Adrf Spons COM              37733W105     3624    92410 SH       Sole                                  92410
                                                                48     1230 SH       Defined 01                             1230
Harley Davidson Inc            COM              412822108      355    10230 SH       Sole                                  10230
Heinz H J Co                   COM              423074103     2732    55236 SH       Sole                                  55236
                                                                 9      190 SH       Defined 01                             190
Hershey Company                COM              427866108      280     5940 SH       Sole                                  5940
Home Depot Inc                 COM              437076102     5178   147703 SH       Sole                                 147703
Illinois Tool Works Inc        COM              452308109     2873    53793 SH       Sole                                  53793
International Business Machine COM              459200101     8147    55515 SH       Sole                                  55515
JP Morgan Chase & Co           COM              46625h100     5323   125486 SH       Sole                                 125486
                                                                55     1290 SH       Defined 01                             1290
Johnson & Johnson              COM              478160104     7323   118401 SH       Sole                                 118401
                                                                59      950 SH       Defined 01                              950
Kimberly-Clark Corp            COM              494368103      624     9898 SH       Sole                                   9898
                                                                65     1030 SH       Defined 01                             1030
Lab Cp Of Amer Hldg New        COM              50540R409     2734    31098 SH       Sole                                  31098
Limited Brands Inc             COM              532716107      824    26822 SH       Sole                                  26822
Logitech Intl S A New F        COM              h50430232      471    25415 SH       Sole                                  25415
McCormick & Co Inc N-Vt Non Vo COM              579780206     5270   113260 SH       Sole                                 113260
McDonalds Corp                 COM              580135101     5058    65887 SH       Sole                                  65887
Mcafee Inc                     COM              579064106     1009    21780 SH       Sole                                  21780
Medtronic Inc                  COM              585055106     2860    77100 SH       Sole                                  77100
Merck & Co Inc New             COM              589331107      340     9428 SH       Sole                                   9428
Microsoft Corp                 COM              594918104     7761   278056 SH       Sole                                 278056
                                                                42     1520 SH       Defined 01                             1520
Nokia Corp Spon Adr F 1 Adr Re COM              654902204     1439   139440 SH       Sole                                 139440
                                                                 5      520 SH       Defined 01                              520
Nordson Corp                   COM              655663102      996    10842 SH       Sole                                  10842
Pepsico Incorporated           COM              713448108     5836    89336 SH       Sole                                  89336
Pfizer Incorporated            COM              717081103     1413    80694 SH       Sole                                  80694
Philip Morris Intl Inc         COM              718172109      248     4243 SH       Sole                                   4243
                                                                 8      140 SH       Defined 01                              140
Pinnacle West Capital Cp       COM              723484101      937    22599 SH       Sole                                  22599
Procter & Gamble               COM              742718109     4233    65806 SH       Sole                                  65806
Progressive Corp Ohio          COM              743315103     1176    59183 SH       Sole                                  59183
RPM International Inc Delaware COM              749685103     6793   307360 SH       Sole                                 307360
Resmed Inc                     COM              761152107      870    25120 SH       Sole                                  25120
Reynolds American Inc          COM              761713106      818    25070 SH       Sole                                  25070
Royal Dutch Shell A Adrf Spons COM              780259107      217     3255 SH       Sole                                   3255
Shaw Group Inc                 COM              820280105     2297    67108 SH       Sole                                  67108
South Jersey Inds Inc          COM              838518108     4020    76105 SH       Sole                                  76105
Stryker Corp                   COM              863667101     3275    60992 SH       Sole                                  60992
Texas Instruments Inc          COM              882508104     1778    54701 SH       Sole                                  54701
The Southern Company           COM              842587107     6477   169410 SH       Sole                                 169410
Tiffany & Co New               COM              886547108      982    15765 SH       Sole                                  15765
U G I Corporation New          COM              902681105     2193    69454 SH       Sole                                  69454
Under Armour Inc Cl A          COM              904311107     1995    36375 SH       Sole                                  36375
Unilever N V Ny Shs Newf N Y R COM              904784709      151     4803 SH       Sole                                   4803
                                                                64     2040 SH       Defined 01                             2040
V F Corporation                COM              918204108     4218    48946 SH       Sole                                  48946
Valley National Bancorp        COM              919794107     3356   234655 SH       Sole                                 234655
Verizon Communications         COM              92343v104     5439   152005 SH       Sole                                 152005
                                                                62     1730 SH       Defined 01                             1730
Viacom Inc Cl B New            COM              92553p201      241     6096 SH       Sole                                   6096
Wal-Mart Stores Inc            COM              931142103     1138    21102 SH       Sole                                  21102
Walt Disney Company            COM              254687106     5828   155382 SH       Sole                                 155382
                                                                64     1700 SH       Defined 01                             1700
UMH Properties Inc. REIT       COM              903002103      572    56053 SH       Sole                                  56053
Washington Real Estate Investm COM              939653101     4583   147900 SH       Sole                                 147900
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     4548    42298 SH       Sole                                  42298
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1610    19520 SH       Sole                                  19520
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     1990    24733 SH       Sole                                  24733
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      427    16794 SH       Sole                                  16794
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      463     5979 SH       Sole                                   5979
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      322    10385 SH       Sole                                  10385
Ishares MSCI Korea Idx Korea I STK IDX          464286772      424     6923 SH       Sole                                   6923
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     4992   128662 SH       Sole                                 128662